Segment Reporting, including Geographic Area Data and Major Customers - Property and Equipment, net (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property and equipment, net, by geographic areas
Property and equipment, net of accumulated depreciation and amortization	$ 325,218	$ 282,345
United States
Property and equipment, net, by geographic areas
Property and equipment, net of accumulated depreciation and amortization	273,690	236,913
Europe
Property and equipment, net, by geographic areas
Property and equipment, net of accumulated depreciation and amortization	43,586	38,866
Other
Property and equipment, net, by geographic areas
Property and equipment, net of accumulated depreciation and amortization	$ 7,942	$ 6,566